Partners' Capital	6 Months Ended
Jun. 30, 2018
Partners' Capital [Abstract]
Partners' Capital

8. Partners’ Capital

As of June 30, 2018 and December 31, 2017 the Partnership’s partners’ capital was comprised of the following units:

	As of June 30, 2018	As of December 31, 2017
Common units	127,246,692	127,246,692
General partner units	2,439,989	2,439,989
Preferred units	12,983,333	12,983,333
Total partnership units	142,670,014	142,670,014

During the six-month period ended June 30, 2017, the Partnership issued 1,536,403 new common units under its At-The-Market offering (the “ATM offering”) and equity distribution agreement the Partnership had entered into with UBS Securities LLC in September 2016. This issuance resulted in net proceeds of $5,120 after the payment of commission to the sales agent but before offering expenses. During the six-month period ended June 30, 2018 the Partnership did not issue any new common units under its ATM offering.

Details of the Partnership’s Partner’s Capital are discussed in Note 12 of the Partnership’s Consolidated Financial Statements for the year ended December 31, 2017.

During the six-month periods ended June 30, 2018 and 2017, the Partnership declared and paid the following distributions to its common and preferred unit holders:

	April 18, 2018	January 17, 2018	April 20, 2017	January 18, 2017
Common unit-holders
Distributions per common unit declared	0.08	0.08	0.08	0.08
Common units entitled to distribution	127,246,692	127,246,692	123,631,036	122,343,706
General partner and IDR distributions	$195	$195	$195	$195
Preferred unit-holders
Distributions per preferred unit declared	0.21375	0.21375	0.21375	0.21375
Preferred units entitled to distribution	12,983,333	12,983,333	12,983,333	12,983,333